Noncontrolling Interest	12 Months Ended
Dec. 31, 2025
NONCONTROLLING INTEREST [Abstract]
Noncontrolling Interest
19.	NONCONTROLLING INTEREST
Currently, the noncontrolling interests in the Sohu Group’s consolidated financial statements primarily consist of noncontrolling interests reflecting economic interests in Changyou’s subsidiaries held by shareholders other than Changyou.
Noncontrolling Interest in the Consolidated Balance Sheets
Sohu holds 100% of the combined total of Changyou’s outstanding ordinary shares, and the noncontrolling interests recognized in the Sohu Group’s consolidated balance sheets reflect economic interests in Changyou’s subsidiaries held by shareholders other than Changyou. Noncontrolling interest of Changyou of $0.3 million and $0.4 million was recognized in the Sohu Group’s consolidated balance sheets as of December 31, 2025 and 2024, respectively.
Noncontrolling Interest in the Consolidated Statements of Comprehensive Income/(Loss)
For the years ended December 31, 2025, 2024 and 2023, respectively, net loss of $9,000, net income of $31,000 and net loss of $0.3 million attributable to the noncontrolling interest of Changyou was recognized in the Sohu Group’s consolidated statements of comprehensive income/(loss).